Stock-Based Compensation (Details) - Schedule of options outstanding - $ / shares		9 Months Ended		12 Months Ended
	Jan. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Schedule Of Options Outstanding Abstract
Options outstanding Beginning Balance	2,345,559	3,949,158	2,345,559	2,345,559
Weighted Average Grant Date Fair Value Outstanding Beginning Balance		$ 0.91	$ 0.77
Weighted Average Exercise Price Outstanding Beginning Balance		1 year 10 months 2 days	1 year 7 months 2 days
Options Outstanding Ending Balance	3,359,932	3,934,165		3,949,158
Weighted Average Grant Date Fair Value Outstanding Ending Balance	$ 0.83	$ 0.87
Weighted Average Exercise Price Outstanding Ending Balance	1 year 8 months 12 days	1 year 10 months 9 days
Options Granted	1,049,180	166,927
Weighted Average Grant Date Fair Value Granted	$ 0.99	$ 1.31
Weighted Average Exercise Price Granted	1 year 11 months 8 days	2 years 6 months
Options Forfeited		(174,817)
Weighted Average Grant Date Fair Value Forfeited		$ 1.03
Weighted Average Exercise Price Forfeited		2 years 3 months
Options Cancelled	(34,807)	(7,103)
Weighted Average Grant Date Fair Value Cancelled	$ 0.85	$ 0.78
Weighted Average Exercise Price Cancelled	1 year 9 months 7 days	1 year 11 months 8 days